HIGHLAND FUNDS II

Fund	Class A	Class C	Class Y
Highland Energy MLP Fund	HEFAX	HEFCX	HEFYX
Highland Premier Growth Equity Fund	HPEAX	HPECX	HPEYX
Highland Small-Cap Equity Fund	HSZAX	HSZCX	HSZYX
Highland Fixed Income Fund	HFBAX	HFBCX	HFBYX
Highland Tax-Exempt Fund	HTXAX	HTXCX	HTXYX
Highland Global Allocation Fund	HCOAX	HCOCX	HCOYX
Highland Total Return Fund	HTAAX	HTACX	HTAYX

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 19, 2016 to the Prospectus and Statement of Additional Information (“SAI”) for the Funds, dated February 1, 2016, as supplemented and amended from time to time.

This Supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Disclosure Relating to Highland Energy MLP Fund (for purposes of this section only, the “Fund”)

The fourth paragraph of the section entitled “Principal Investment Strategies” that begins on page 2 of the Prospectus is deleted in its entirety and replaced with the following:

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may invest without limitation in warrants and may also use derivatives, primarily swaps (including equity, variance and volatility swaps), options and futures contracts on securities, interest rates, commodities and/or currencies, as substitutes for direct investments the Fund can make. The Fund may also use derivatives such as swaps, options (including options on futures), futures, and foreign currency transactions (e.g., foreign currency swaps, futures and forwards) to any extent deemed by the Adviser to be in the best interest of the Fund, and to the extent permitted by the 1940 Act, to hedge various investments for risk management and speculative purposes.

Disclosure Relating to Highland Premier Growth Equity Fund (for purposes of this section only, the “Fund”)

The final paragraph of the section entitled “Principal Investment Strategies” that begins on page 10 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund also may invest to a lesser extent in securities of foreign (non-U.S.) issuers and debt securities. The portfolio manager may also invest in exchange-traded funds (“ETFs”). The Fund may invest without limitation in warrants and may also use derivatives, primarily swaps (including equity, variance and volatility swaps), options and futures contracts on securities, interest rates, commodities and/or currencies, as substitutes for direct investments the Fund can make. The Fund may also use derivatives such as swaps, options (including options on futures), futures, and foreign currency transactions (e.g., foreign currency swaps, futures and forwards) to any extent deemed by the Adviser to be in the best interest of the Fund, and to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), to hedge various investments for risk management and speculative purposes.

Disclosure Relating to Highland Small-Cap Equity Fund (for purposes of this section only, the “Fund”)

The final paragraph of the section entitled “Principal Investment Strategies” that begins on page 16 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund also may invest to a lesser extent in securities with capitalizations outside the Fund’s small-cap range, debt securities and foreign (non-U.S.) securities. The Fund may also invest in exchange-traded funds (“ETFs”). The Fund may invest without limitation in warrants and may also use derivatives, primarily swaps (including equity, variance and volatility swaps), options and futures contracts on securities, interest rates, commodities and/or currencies, as substitutes for direct investments the Fund can make. The Fund may also use derivatives such as swaps, options (including options on futures), futures, and foreign currency transactions (e.g., foreign currency swaps, futures and forwards) to any extent deemed by the Adviser to be in the best interest of the Fund, and to the extent permitted by the 1940 Act, to hedge various investments for risk management and speculative purposes.

Disclosure Relating to Highland Global Allocation Fund (for purposes of this section only, the “Fund”)

The eighth paragraph of the section entitled “Principal Investment Strategies” that begins on page 30 of the Prospectus is deleted in its entirety and replaced with the following:

In addition, the Fund may invest in pooled investment vehicles, including exchange-traded funds (“ETFs”). The Fund’s portfolio may include pooled investment vehicles that provide exposure to foreign equity securities and that invest in both developed and emerging markets, including ETFs that seek to track the performance of securities of a single country. The Fund may invest without limitation in warrants and may also use derivatives, primarily swaps (including equity, variance and volatility swaps), options and futures contracts on securities, interest rates, commodities and/or currencies, as substitutes for direct investments the Fund can make. The Fund may also use derivatives such as swaps, options (including options on futures), futures, and foreign currency transactions (e.g., foreign currency swaps, futures and forwards) to any extent deemed by the Adviser to be in the best interest of the Fund, and to the extent permitted by the 1940 Act, to hedge various investments for risk management and speculative purposes.

The section of the SAI entitled “Investment Strategies and Risks – Purchasing Put and Call Options on Securities” is hereby deleted in its entirety and replaced with the following:

(Highland Total Return Fund, Highland Fixed Income Fund, and Highland Tax Exempt Fund only) Each Fund may purchase put and call options that are traded on a U.S. or foreign securities exchange or in the over-the-counter market. A Fund may utilize up to 10% of its assets to purchase put options on portfolio securities and options on futures contracts and may do so at or about the same time that it purchases the underlying security or at a later time. By buying a put, a Fund will seek to limit its risk of loss from a decline in the market value of the underlying security until the put expires. To the extent the Fund holds the underlying security, any appreciation in the value of the underlying security, however, will be partially offset by the amount of the premium paid for the put option on that security and any related transaction costs. A Fund may utilize up to 10% of its assets to purchase call options on portfolio securities and options on futures contracts. Call options may be purchased by a Fund in order to acquire the underlying securities for a price that avoids any additional cost that would result from a substantial increase in the market value of a security. A Fund may also purchase call options to increase its return at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security. Prior to their expirations, put and call options may be sold by a Fund in closing sale transactions, which are sales by the Fund, prior to the exercise of options that it has purchased, of options of the same series. Profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs. The aggregate value of the securities underlying the calls or obligations underlying the puts, determined as of the date the options are sold, shall not exceed 25% of the net assets of a Fund. In addition, the premiums paid by a Fund in purchasing options on securities, options on securities indices, options on foreign currencies and options on futures contracts will not exceed 20% of the Fund’s net assets.

(All Funds other than Highland Total Return Fund, Highland Fixed Income Fund, and Highland Tax Exempt Fund): Each Fund may purchase put and call options. By buying a put, a Fund will seek to limit its risk of loss from a decline in the market value of the underlying security until the put expires. To the extent the Fund holds the underlying security, any appreciation in the value of the underlying security, however, will be partially offset by the amount of the premium paid for the put option on that security and any related transaction costs. Call options may be purchased by a Fund in order to acquire the underlying securities for a price that avoids any additional cost that would result from a substantial increase in the market value of a security. A Fund may also purchase call options to increase its return at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security. Prior to their expirations, put and call options may be sold by a Fund in closing sale transactions, which are sales by the Fund, prior to the exercise of options that it has purchased, of options of the same series. Profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND

SAI FOR FUTURE REFERENCE.

HFII-SUP-10/19/16

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